FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Robert Brooke Zevin Associates, Inc.
                       Address:           50 Congress Street
                                          Suite 1040
                                          Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 President
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA         July 12, 2009
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   64
Form 13F Information Table Value Total:   125299

List of Other Included Managers:


No. 13F File Number                       Name




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Domini Europac Social Equity F MF               257132704       72 12922.4700SH      SOLE               12922.4700
3M Co.                         COM              88579Y101     1020    16967 SH       SOLE                    16967
AT&T Inc                       COM              00206R102      298    11999 SH       SOLE                    11999
Acer Inc. London GDR           COM                            1720   197651 SH       SOLE                   197651
Amgen Inc Com                  COM              031162100      238     4500 SH       SOLE                     4500
Analog Devices Inc             COM              032654105      202     8150 SH       SOLE                     8150
Apple Computer Inc.            COM              037833100      217     1522 SH       SOLE                     1522
Automatic Data Processing      COM              053015103     1352    38150 SH       SOLE                    38150
BG Group PLC                   COM              G1245Z108      494    29450 SH       SOLE                    29450
BP PLC          SPON ADR       COM              055622104     1252    26264 SH       SOLE                    26264
Banco Compartamos SA           COM              P08915103     1121   344800 SH       SOLE                   344800
Banco Santander ADR            COM              05964h105     5122   423315 SH       SOLE                   423315
Berkshire Hathaway -B          COM              084670207      261       90 SH       SOLE                       90
CVS Caremark Corp              COM              126650100      253     7925 SH       SOLE                     7925
Celgene Corp                   COM              151020104     2284    47740 SH       SOLE                    47740
Chevron Corp                   COM              166764100      740    11166 SH       SOLE                    11166
China Medical Technologies ADR COM              169483104     1033    51865 SH       SOLE                    51865
China Railway Construction Com COM              y1508p110     4293  2782100 SH       SOLE                  2782100
Cisco Systems Inc.             COM              17275R102     2754   147645 SH       SOLE                   147645
Clorox Company                 COM              189054109     2878    51545 SH       SOLE                    51545
Coca Cola Co Com               COM              191216100      258     5385 SH       SOLE                     5385
Colgate-Palmolive Co           COM              194162103     7005    99030 SH       SOLE                    99030
Comm & Ind Bank of China (Hong COM              y3990b112     5100  7327034 SH       SOLE                  7327034
ConocoPhillips                 COM              20825C104     1145    27227 SH       SOLE                    27227
Du Pont IE De Nours            COM              263534109      494    19280 SH       SOLE                    19280
Emerson Elec Co Com            COM              291011104     2571    79348 SH       SOLE                    79348
Enterprise Prod Partners       COM              293792107     1473    59078 SH       SOLE                    59078
Exxon Mobil                    COM              30231g102     2208    31586 SH       SOLE                    31586
First Solar Inc.               COM              336433107     2367    14592 SH       SOLE                    14592
Fomento Economico Mexicano SA  COM              344419106      387    12000 SH       SOLE                    12000
General Electric               COM              369604103      141    12066 SH       SOLE                    12066
General Mills Inc.             COM              370334104      427     7617 SH       SOLE                     7617
Google Inc                     COM              38259p508     6820    16178 SH       SOLE                    16178
Grainger WW Inc.               COM              384802104      380     4641 SH       SOLE                     4641
Hansen Transmission London     COM              b4812v109     1085   427075 SH       SOLE                   427075
Hubbell Inc Class B            COM              443510201     1406    43865 SH       SOLE                    43865
Humana Inc.                    COM              444859102     2811    87135 SH       SOLE                    87135
Intl Business Machines         COM              459200101    11144   106726 SH       SOLE                   106726
Intuit                         COM              461202103     4057   143910 SH       SOLE                   143910
Johnson & Johnson              COM              478160104     4573    80503 SH       SOLE                    80503
McDonald's Corp                COM              580135101      625    10864 SH       SOLE                    10864
Medtronic Inc.                 COM              585055106     5319   152441 SH       SOLE                   152441
Merck & Co                     COM              589331107      208     7456 SH       SOLE                     7456
Novo Nordisk Denmark           COM              k7314nl52     5526   102230 SH       SOLE                   102230
Novo-Nordisk A S Adr  F        COM              670100205      508     9325 SH       SOLE                     9325
Oracle Group                   COM              68389X105     4110   191900 SH       SOLE                   191900
Pepsico Inc.                   COM              713448108      414     7525 SH       SOLE                     7525
Perusahann Perseroan Telekom   COM              715684106     2170    72365 SH       SOLE                    72365
Pfizer Inc.                    COM              717081103      319    21287 SH       SOLE                    21287
Proctor & Gamble               COM              742718109     1103    21582 SH       SOLE                    21582
Research in Motion             COM              760975102     5578    78470 SH       SOLE                    78470
Sigma Aldrich Corp             COM              826552101      386     7797 SH       SOLE                     7797
Standard Chartered PLC         COM              g84228157     3724   192390 SH       SOLE                   192390
Strauman Holdings              COM              H8300N119     1210     6652 SH       SOLE                     6652
Stryker Corp                   COM              863667101     1946    48980 SH       SOLE                    48980
Sysco Corp Com                 COM              871829107      456    20266 SH       SOLE                    20266
Teva Pharmaceuticals           COM              881624209      233     4725 SH       SOLE                     4725
Tiffany & Co.                  COM              886547108     2155    84990 SH       SOLE                    84990
Unilever NV   F                COM              904784709      311    12855 SH       SOLE                    12855
Vesta Wind Systems A/S Ord     COM              k9773j128     2140    29860 SH       SOLE                    29860
Wainwright Bank & Trust        COM              930705108      107    13641 SH       SOLE                    13641
Waters Corp                    COM              941848103      986    19155 SH       SOLE                    19155
Xinyi Glass Hong Kong          COM              g9828g108     1595  1812000 SH       SOLE                  1812000
Xto Energy Inc                 COM              98385x106      716    18775 SH       SOLE                    18775